OTHER NON-CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
OTHER NON-CURRENT ASSETS [Abstract]
Other non-current assets	$ 6,128	$ 661
Other non-current liabilities	$ 1,257